DIVIDENDS (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 20, 2024	Dec. 31, 2024
DIVIDENDS.
Semi annual dividend rate (as a percent)	10.00%
Approved dividend		¥ 122,333